5. Equity Method Investment: Equity Method Investments (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Details
EQUITY METHOD INVESTMENTS	[1]	$ 0	$ 26,201,949
Equity Method Investment, Partnership assets		0	128,721,905
Equity Method Investment, Partnership liabilities		0	258,881
Equity Method Investment, Partnership Net Income		$ 0	$ 6,583,183

[1]	See Note 5.